SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
Schedule of fair value of the options granted, estimated on the date of grant using the Black-Scholes option-pricing model with assistance from Marsh, an independent valuation firm, with assumptions used

Year ended December 31,
	2010	2011	2012

Risk-free interest rate	0.96~3.49%	1.62~3.25%	1.28~1.93%
Expected life (years)	0.36~7.27	5.92~6.09	5.96~6.08
Volatility rate	42.0%~61.0%	54%~55%	53%~64%
Dividend yield	—	—	—

Summary of information with respect to share options outstanding

The following table summarizes information with respect to share options outstanding as of December 31, 2012:

	Options outstanding				Options exercisable
		Weighted	Weighted	Weighted		Weighted	Weighted	Weighted
		average	average	average		average	average	average
	Number	remaining	exercise	intrinsic	Number of	exercise	contractual	intrinsic
Range of exercise prices	outstanding	contractual life	price	value	exercisable	price	remaining life	value

$0.08~$0.18	28,879,891	5.47	$0.18	$28,147	21,155,067	$0.17	4.96	$20,654
$0.2~$0.3	1,043,880	3.79	$0.23	962	1,043,871	$0.23	3.79	962
$0.35~$0.38	1,070,002	4.78	$0.36	849	1,069,992	$0.36	4.78	849
$1.1~$1.2	39,509,170	9.04	$1.12	1,231	4,893,075	$1.18	8.14	—
	70,502,943			$31,189	28,162,005			$22,465

		Weighted	Weighted	Weighted
		average	average	average
		exercise	fair value	intrinsic value
	Number of shares	price	at grant date	at grant date

Balance, January 1, 2012	61,910,506	$0.51
Granted	28,739,400	$1.10	$1.10	$—
Exercised	(16,032,340)	$0.22
Cancelled	(4,114,623)	$0.93
Balance, December 31, 2012	70,502,943	$0.71
Exercisable, December 31, 2012	28,162,005	$0.36
Expected to vest, December 31, 2012	42,340,938	$0.94

Summary of the activity of the stock options granted

		Weighted	Weighted	Weighted average
		average	average fair	intrinsic value
	Options	exercise price	value per option	per option
Grant date	granted	per option	at grant date	at the grant dates

Balance, January 1, 2010	135,291,410	$0.18
Granted	3,980,630	$0.18	$0.36	$0.18
Exercised	(11,058,330)	$0.14
Forfeited	(5,306,210)	$0.18
Balance, December 31, 2010	122,907,500	$0.18
Granted	18,113,107	$1.60	$1.60	$—
Exercised	(74,329,066)	$0.18
Forfeited	(4,781,035)	$1.16
Balance, December 31, 2011	61,910,506	$0.51
Granted	28,739,400	$1.10	$1.10	$—
Exercised	(16,032,340)	$0.22
Forfeited	(4,114,623)	$0.93
Balance, December 31, 2012	70,502,943	$0.71
Exercisable, December 31, 2011	30,582,219	$0.26
Exercisable, December 31, 2012	28,162,005	$0.36
Expected to vest, December 31, 2012	42,340,938	$0.94

Summary of the restricted shares activity

		Weighted
	Weighted	average fair value
	number of	per ordinary
	restricted	share at the
	shares	grant dates

Outstanding as of December 31, 2011	3,810,000	$1.11
Granted	—	—
Vested	(1,074,033)	1.11
Forfeited	(169,191)	1.10
Outstanding as of December 31, 2012	2,566,776	$1.11

Share-based compensation attributable to selling and marketing, research and development and general and administrative expenses

	Years ended December 31,
	2010	2011	2012

Gross amount:
Selling and marketing	$121	$448	$562
Research and development	572	1,628	1,580
General and administrative	2,105	3,447	8,755
Total share-based compensation expense	$2,798	$5,523	$10,897